Long-Term Debt - Obligations Under Revolving Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 2,111,800	$ 1,663,217		$ 939,382
MRD [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility				80,000
MRD [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Senior Notes		350,000	[1]
MRD [Member] | MEMORIAL RESOURCE DEVELOPMENT LLC [Member]
Debt Instrument [Line Items]
Total long-term debt		343,050		80,000
MRD [Member] | MEMORIAL RESOURCE DEVELOPMENT LLC [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility				80,000
MRD [Member] | MEMORIAL RESOURCE DEVELOPMENT LLC [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Senior Notes		350,000
Unamortized discounts		$ (6,950)

[1]	The estimated fair value of this fixed-rate debt was $348.3 million at December 31, 2013. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.